ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
ACCOUNTS RECEIVABLE
Bad debt expense	$ 0	$ 286,606	$ 160,944
Bad debt write-off	0	$ 36,037
Accounts receivable pledged	$ 2,028,624